INCOME (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
INCOME (LOSS) PER SHARE	INCOME (LOSS) PER SHARE
The following table presents the calculation of basic and diluted income (loss) per share:

(in thousands, except per share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Net income (loss)	$57,584	$(501,665)	$5,082	$(1,946,468)
Less: allocation of earnings to participating securities	$34,801	$—	$3,032	$—
Net income (loss) attributable to common stockholders	$22,783	$(501,665)	$2,050	$(1,946,468)

Weighted-average common stock outstanding - basic	225,091,413	232,223,019	224,953,736	231,459,227
Dilutive effect of stock options and unvested shares	19,246,732	—	19,585,456	—
Weighted-average common stock outstanding - diluted	244,338,145	232,223,019	244,539,192	231,459,227

Net income (loss) per share attributable to common stockholders:
Basic	$0.10	$(2.16)	$0.01	$(8.41)
Diluted	$0.09	$(2.16)	$0.01	$(8.41)
The following potential common shares were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Redeemable convertible preferred stock	366,266,778	412,742,897	366,266,778	412,742,897
RSUs	62,362,190	132,048,248	62,362,190	132,048,248
Stock options	89,110	17,685,650	82,182	17,685,650
Unvested shares	735	128,228	735	128,228
Total anti-dilutive securities	428,718,813	562,605,023	428,711,885	562,605,023
The table above does not include contingently issuable shares due to the conversion of our convertible notes or exercise of the warrants issued in February 2021, described in Note 10.
INCOME (LOSS) PER SHARE
The following table presents the calculation of basic and diluted income (loss) per share:

(in thousands, except per share data)	Year Ended December 31,
	2019	2020
Net income (loss)	$(106,569)	$7,449
Less: allocation of earnings to participating securities	—	4,601
Net income (loss) attributable to common stockholders	$(106,569)	$2,848

Weighted-average common stock outstanding - basic	221,664,610	225,748,355
Dilutive effect of stock options and unvested shares	—	19,249,033
Weighted-average common stock outstanding - diluted	221,664,610	244,997,388

Net income (loss) per share attributable to common stockholders:
Basic	$(0.48)	$0.01
Diluted	$(0.48)	$0.01
The following potential common shares were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock	321,626,778	412,742,897
RSUs	51,687,872	75,375,307
Stock options	27,613,830	60,082
Unvested shares	749,943	8,423
Total anti-dilutive securities	401,678,423	488,186,709